Fees Summary	Oct. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 822,000
Previously Paid Amount	0.00
Total Fee Amount	113.52
Total Offset Amount	0.00
Net Fee	113.52
Narrative - Max Aggregate Offering Price	$ 822,000
Final Prospectus	true